Lease - Schedule of future lease payments under operating leases (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2024	¥ 4,178	$ 588
2025	606	85
Total future lease payments	4,784	673
Less: Imputed interest	148	20
Total lease liability balance	¥ 4,636	$ 653